CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (5,949,858)	$ (44,293,555)	$ (7,927,494)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	4,062,600	34,204,761	349,700
Depreciation and amortization	752,167	473,730	342,450
Unrealized fair value change of financial instruments held, at fair value	(1,659,469)	(215,446)
Gain on disposal of subsidiaries	(467,500)
Impairment loss of equity investments	755,524
Loss on disposal of property and equipment	34,467
Foreign currency exchange loss/(gain)	(284,153)	(542,336)	451,407
Deferred income tax	(6,215,140)	(1,874,819)	(1,183,698)
Changes in operating assets and liabilities:
Financial instruments held, at fair value	(6,627,630)	(6,219,795)
Receivables from customers	(101,438,442)	(353,304)
Receivables from brokers, dealers and clearing organizations	(183,103,763)	1,128,931	185,906
Amounts due from related parties	401,748	(10,390,564)	(2,348,838)
Prepaid expenses and other current assets	(1,259,888)	(3,543,158)	(1,382,291)
Right-of-use assets	2,251,301
Other non-current assets	(435,614)
Payables to customers	481,105,480	5,316,263	1,247,803
Payables to brokers, dealers and clearing organizations	55,078,762
Accrued expenses and other current liabilities	6,200,824	5,137,692	2,640,752
Lease liabilities	(2,142,202)
Deferred income	2,249,925
Amounts due to related parties			(886,331)
Net cash (used in)/provided by operating activities	243,309,139	(21,171,600)	(8,510,634)
Cash flows from investing activities:
Purchase for property, equipment and intangible assets	(1,317,435)	(1,684,382)	(585,016)
Prepayment for acquisition and long-term investments subject to certain closing conditions	(854,891)
Payment for long-term investments	(600,000)		(2,151,761)
Prepayments to acquire the remaining equity interest of an equity method investee			(90,043)
Cash paid for acquisition, net of cash acquired	(6,008,680)
Cash-segregated for regulatory purpose acquired from acquisition	22,094,198
Proceeds received from disposal of long-term investment			227,472
Repayment of loans from related parties	1,585,591	1,793,993
Cash received from disposal of a subsidiary	106,105
Purchase of term deposits	(65,601,207)	(29,999,865)
Maturity of term deposits	29,999,865
Loans to employees	(1,154,938)
Loans to related parties	(288,719)	(5,233,963)	(1,070,662)
Net cash used in investing activities	(22,040,111)	(35,124,217)	(3,670,010)
Cash flows from financing activities:
Net proceeds received from initial public offering (net of offering cost of US$3,462,099)	114,765,901
Capital contribution in sponsored fund from redeemable noncontrolling shareholders	239,609	2,204,940
Repayment of loans to bank	(1,100,000)
Return of capital to a limited partnership			(140,229)
Net cash provided by financing activities	114,906,520	79,525,945	14,596,081
Increase in cash and cash equivalents	336,175,548	23,230,128	2,415,437
Effect of exchange rate changes	45,693	(189,163)	895,643
Cash and cash equivalents and cash-segregated for regulatory purpose, beginning of the year	41,102,406	18,061,441	14,750,361
Cash and cash equivalents and cash-segregated for regulatory purpose, end of the year	377,323,647	41,102,406	18,061,441
Supplemental disclosure of cash flow information:
Income tax paid	762,179		22,426
Acquisition consideration paid	6,348,290
Noncash investing activity:
Loan converted to longterm investment	3,846,699
Series A preferred shares
Cash flows from financing activities:
Amount received for total considerations			3,633,087
Series B+ preferred shares
Cash flows from financing activities:
Amount received for total considerations			9,593,789
Series B-3 convertible redeemable preferred shares
Cash flows from financing activities:
Advanced subscriptions received from investors of Series B3 convertible redeemable preferred shares			$ 1,509,434
Proceeds received from issuance of convertible redeemable preferred shares		19,961,472
Class A ordinary shares
Cash flows from financing activities:
Proceeds received from issuance of ordinary shares		178,454
Proceeds from issuance of Class A Ordinary Shares	201,010
Class B ordinary shares
Cash flows from financing activities:
Proceeds received from issuance of ordinary shares		1,079
Series C convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds received from issuance of convertible redeemable preferred shares	$ 800,000	47,180,000
Series C-1 convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds received from issuance of convertible redeemable preferred shares		$ 10,000,000